Supplement to the

Fidelity® Advisor Balanced Fund

A Fund of Fidelity Advisor Series I

Class A, Class T, Class B, Class C and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information replaces the similar information found under the heading "Valuation" on page 16.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 17.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Mr. Avery as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 29,386	$ 2,683	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Avery was none.

AIG/AIGIB-09-04 October 15, 2009
1.890535.103

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,698	$ 3,028	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,080	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,924	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Hetnarski was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,472	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Kaye was none.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,726	$ 2,313	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Roth as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,977	$ 1,637	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,648	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Roth was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,024	$ 1,253	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 869	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 3,027	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42,067	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FA Balanced ($1,055 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Advisor Balanced beneficially owned by Mr. Stansky was none.